Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Schedule of foreign currency position of monetary items

The foreign currency position of monetary items of the Group at December 31, 2022, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	2,372,570	Ps.	19.4760	Ps.	46,208,173
Euros	20,720		20.8878		432,795
Swiss francs	2,009		21.1275		42,445
Other currencies	—		—		3,032

Liabilities:
U.S. dollars (1)	4,411,584	Ps.	19.4760	Ps.	85,920,010
Euros	237		20.8878		4,950
Swiss francs	23,281		21.1275		491,869
Other currencies	—		—		33

The foreign currency position of monetary items of the Group at December 31, 2021, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	831,806	Ps.	20.5031	Ps.	17,054,602
Euros	11,139		23.3478		260,071
Swiss francs	4,139		22.4997		93,126
Argentinean pesos	64,026		0.1996		12,780
Chilean pesos	576,044		0.0240		13,825
Other currencies	—		—		5,266

Liabilities:
U.S. dollars (1)	5,215,150	Ps.	20.5031	Ps.	106,926,742
Euros	598		23.3478		13,962
Swiss francs	883		22.4997		19,867
Other currencies	—		—		185

(1)	As of December 31, 2022 and 2021, monetary liabilities include U.S.$2,578.5 million (Ps.50,219,558) and U.S.$1,300.6 million (Ps.26,666,715), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision (formerly known as UH II) and Open-Ended Fund (see Note 14).

Schedule of foreign currency of monetary items with net position

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2022		2021
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	2,319.9	U.S.$	785.1
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(4,428.1)		(5,180.8)
Net liability position	U.S.$	(2,108.2)	U.S.$	(4,395.7)

(1)	As of December 31, 2022 and 2021, this line includes U.S. dollar equivalent amounts of U.S.$22.9 million and U.S.$17.7 million, respectively, related to other foreign currencies, primarily Euros and Swiss francs.
(2)	As of December 31, 2022 and 2021, this line includes U.S. dollar equivalent amounts of U.S.$25.4 million and U.S.$1.4 million, respectively, related to other foreign currencies, primarily Swiss francs and Euros.
(3)	As of December 31, 2022 and 2021, monetary liabilities include U.S.$2,578.5 million (Ps.50,219,558) and U.S.$1,300.6 million (Ps.26,666,715), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UH II and the investment in Open-Ended Fund (see Note 14).

Schedule of hypothetical changes in fair value or losses in earnings

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2022	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	853,163	Ps.	857,006	Ps.	3,843	Ps.	89,544
Open-Ended Fund		773,209		773,209		—		—
Publicly traded equity instruments		2,611,053		2,611,053		—		—
Derivative financial instruments (1)		543,581		543,581		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		5,188,796		5,295,218		106,422		635,944
Senior Notes due 2026		5,842,800		5,717,764		(125,036)		446,740
Senior Notes due 2032		5,842,800		6,934,235		1,091,435		1,784,859
Senior Notes due 2040		11,685,600		12,083,611		398,011		1,606,372
Senior Notes due 2045		17,321,136		14,975,508		(2,345,628)		(848,077)
Senior Notes due 2046		17,528,400		17,570,118		41,718		1,798,730
Senior Notes due 2049		13,675,853		12,199,681		(1,476,172)		(256,204)
Peso-denominated debt:
Notes due 2027		4,500,000		4,238,640		(261,360)		162,504
Senior Notes due 2037		4,500,000		4,041,135		(458,865)		(54,752)
Senior Notes due 2043		6,500,000		4,046,705		(2,453,295)		(2,048,625)
Long-term loans payable to Mexican banks		13,650,000		13,775,125		125,125		1,502,638
Lease liabilities		8,369,072		8,497,104		128,032		977,742
Derivative financial instruments (1)		71,401		71,401		—		—

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2021	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	755,973	Ps.	760,143	Ps.	4,170	Ps.	80,184
Open-Ended Fund		945,176		945,176		—		—
Publicly traded equity instruments		3,517,711		3,517,711		—		—
Other equity instruments		1,607,969		1,607,969		—		—
Derivative financial instruments (1)		133,324		133,324		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		12,301,860		14,056,843		1,754,983		3,160,667
Senior Notes due 2026		6,150,930		6,685,200		534,270		1,202,790
Senior Notes due 2032		6,150,930		8,857,216		2,706,286		3,592,008
Senior Notes due 2040		12,301,860		16,678,493		4,376,633		6,044,482
Senior Notes due 2045		20,503,100		24,205,140		3,702,040		6,122,554
Senior Notes due 2046		18,452,790		25,029,180		6,576,390		9,079,308
Senior Notes due 2049		15,377,325		19,307,154		3,929,829		5,860,544
Peso-denominated debt:
Notes due 2027		4,500,000		4,509,405		9,405		460,346
Senior Notes due 2037		4,500,000		4,110,480		(389,520)		21,528
Senior Notes due 2043		6,500,000		4,611,620		(1,888,380)		(1,427,218)
Long-term notes payable to Mexican banks		20,260,404		20,417,854		157,450		2,199,235
Lease liabilities		9,680,559		9,830,878		150,319		1,133,407
Derivative financial instruments (1)		172,885		172,885		—		—

(1)	Given the nature and the tenor of these derivative financial instruments, an increase of 10% in interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.
(2)	The carrying amount of debt is stated in this table at its principal amount.
(3)	The fair value of the Senior Notes and Notes issued by the Group are within Level 1 of the fair value hierarchy as there are quoted market prices for such notes. The fair value of the lease liabilities is within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy and were based on market interest rates to the listed securities.

Schedule of contractual undiscounted cash flows

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2023 to		January 1, 2024 to		January 1, 2026 to		Subsequent to
	December 31, 2023		December 31, 2025		December 31, 2027		December 31, 2027		Total
At December 31, 2022
Debt (1)	Ps.	1,000,000	Ps.	15,188,796	Ps.	12,992,800	Ps.	77,053,789	Ps.	106,235,385
Lease liabilities		1,373,233		2,902,742		2,752,640		1,340,457		8,369,072
Trade and other liabilities		28,107,852		531,617		173,898		2,237,215		31,050,582
Interest on debt (2)		5,259,796		12,024,064		10,041,317		66,654,473		93,979,650
Interest on lease liabilities		641,423		1,093,813		732,818		666,139		3,134,193

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2022 to		January 1, 2023 to		January 1, 2025 to		Subsequent to
	December 31, 2022		December 31, 2024		December 31, 2026		December 31, 2026		Total
At December 31, 2021
Debt (1)	Ps.	4,110,404	Ps.	13,500,000	Ps.	21,102,790	Ps.	88,286,005	Ps.	126,999,199
Lease liabilities		1,478,382		2,469,270		2,478,486		3,254,421		9,680,559
Trade and other liabilities		40,051,575		2,743,298		2,041,627		3,665,074		48,501,574
Interest on debt (2)		6,188,285		15,237,650		12,453,353		86,405,197		120,284,485
Interest on lease liabilities		659,049		1,136,036		775,332		921,942		3,492,359

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2022 and 2021, based on contractual interest rates and exchange rates as of that date.